Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios 2
Prospectus Date	rr_ProspectusDate	Dec. 11, 2023
Document Creation Date	dei_DocumentCreationDate	Dec. 08, 2023